Lines of Credit and Debt (Schedule of Maturities of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instruments [Abstract]
2012	$ 1,617
2013	486
2014	300,000
2015	519
thereafter	145,000
Total long-term debt	$ 447,622	$ 873,006